Business Combinations - Additional Information (Details) € / shares in Units, € in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) $ / shares shares	Jan. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€) shares	Dec. 18, 2025	Dec. 03, 2025	Nov. 13, 2024
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date			€ 6.9
Biotheus Inc.,
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)							100.00%
Cash paid (fractional shares)			767.8
Contingent consideration recognised as of acquisition date			79.6
Equity-settled share-based payment transactions, fair value at grant date			€ 49.2
Vesting period of share-based payment arrangement			4 years
Settlement of pre-existing relationships			€ 565.1
Intangible assets			172.8
Bargain from the acquisition			(15.0)
Revenue of acquiree if combination occurred at beginning of period				€ 8.4
Profit (loss) of acquiree if combination occurred at beginning of period				€ 61.8
Fair value of shares transferred			847.4
Effects in connection with pre-existing relationships			(567.3)
Biotheus Inc., | Rights and Other Clinical Pipeline Candidates
Disclosure of detailed information about business combination [line items]
Intangible assets			167.7
Biotheus Inc., | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date			144.3
CureVac
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)	100.00%	100.00%		100.00%	86.75%	81.74%
Cash paid (fractional shares)	€ 0.1	€ 0.1		€ 0.1
Intangible assets	240.3	240.3		240.3
Goodwill recognised as of acquisition date	(10.6)	€ (10.6)		€ (10.6)
Revenue of acquiree if combination occurred at beginning of period	2,915.6
Profit (loss) of acquiree if combination occurred at beginning of period	€ (1,329.1)
Shares issued (in shares)	12,075,629	12,075,629		12,075,629		184,071,410
Fair value of shares transferred	€ 1,001.1	€ 1,001.1		€ 1,001.1
Exchange Ratio In Business Combination	0.05363	0.05363		0.05363
Weighted average share price (in euros per share) | (per share)	€ 82.90	€ 96.73
Exchange Rate Used To Determine Fair Value In Business Combination	0.86	0.86		0.86
Shares issued (in shares) | shares	10,475,287	10,475,287		10,475,287
thereof fair value of shares from first and second offer period transferred	€ 868.4	€ 868.4		€ 868.4
thereof fair value of shares for the back-end measures	132.7	132.7		132.7
Effects in connection with pre-existing relationships	(600.3)	(600.3)		(600.3)
Settlement Of Contractual Pre-Existing Relationships	488.9	488.9		488.9
Settlement Of Non-Contractual Pre-Existing Relationships	111.4	111.4		111.4
Deferred tax liabilities recognised as of acquisition date	€ 13.8	€ 13.8		€ 13.8
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			9.6
Transaction costs			7.6
Issue costs of equity instruments for business combination			€ 2.0